-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0578

                                                   Expires: February 28, 2006

                                                   Estimated average burden
                                                   hours per response: 20.00
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-09815
                                   ------------------------------------

                               The Arbitrage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     650 Fifth Avenue              New York, New York                  10019
--------------------------------------------------------------------------------
          (Address of principal executive offices)                   (Zip code)

                                 John S. Orrico

      Water Island Capital, LLC 650 Fifth Avenue New York, New York 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 259-2655
                                                     ---------------------------

Date of fiscal year end:       May 31, 2005
                          ------------------------------------

Date of reporting period:      February 28, 2005
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.



                               THE ARBITRAGE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS - 94.12%                                    VALUE
--------------------------------------------------------------------------------
            AIRLINES - 0.06%
   100,000  Virgin Blue Holdings Ltd. (a)                          $   161,152
                                                                   -----------

            BANKS - 3.30%
   218,700  Banknorth Group, Inc.                                    7,892,883
    53,968  Gold Banc Corp., Inc.                                      766,885
        15  UFJ Holdings, Inc. (a)                                      83,138
                                                                   -----------
                                                                     8,742,906
                                                                   -----------
            BEVERAGES - 0.31%
    40,788  Coca-Cola Amatil Ltd.                                      264,866
   300,000  Kingway Brewery Holdings Ltd.                              116,359
   129,748  Southcorp Ltd.                                             449,082
                                                                   -----------
                                                                       830,307
                                                                   -----------
            BIOTECHNOLOGY - 0.16%
   172,100  Oragenics, Inc. (a)                                        409,598
                                                                   -----------
            CHEMICALS - 4.25%
 1,555,000  Acetex Corp. (a)                                        11,196,000
   100,000  Sinopec Beijing Yanhua Petrochemical Co. Ltd.               47,120
                                                                   -----------
                                                                    11,243,120
                                                                   -----------
            COMMERCIAL SERVICES - 3.36%
    42,500  Hewitt Associates, Inc. - Class A (a)                    1,306,450
   765,854  META Group, Inc. (a)                                     7,604,930
                                                                   -----------
                                                                     8,911,380
                                                                   -----------
            COMPUTERS - 5.28%
    95,000  AMX Corp. (a)                                            2,128,950
   363,900  Creo, Inc. (a)                                           5,942,487
     2,000  NEC Soft Ltd.                                               67,124
    20,000  PinkRoccade NV                                             378,029
    60,000  Sungard Data Systems, Inc. (a)                           1,566,600
   328,529  Verisity Ltd. (a)                                        3,909,495
                                                                   -----------
                                                                    13,992,685
                                                                   -----------
            COSMETICS/PERSONAL CARE - 1.80%
    95,000  Gillette Co. (The)                                       4,773,750
                                                                   -----------

            DISTRIBUTION/WHOLESALE - 0.08%
    28,900  Navarre Corp. (a)                                          197,965
                                                                   -----------

            DIVERSIFIED FINANCIALS - 0.57%
 1,866,956  Loring Ward International Ltd. (a)                       1,518,838
                                                                   -----------

                               THE ARBITRAGE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS - 94.12% (Continued)                        VALUE
--------------------------------------------------------------------------------
            ELECTRIC - 0.10%
     5,000  Public Service Enterprise Group, Inc.                  $   272,750
                                                                   -----------

            ELECTRONICS - 1.20%
    62,015  Rexel SA                                                 3,183,967
                                                                   -----------

            ENTERTAINMENT - 1.42%
    81,300  Argosy Gaming Co. (a)                                    3,753,621
                                                                   -----------

            FOOD - 0.65%
   350,000  National Foods Ltd.                                      1,732,500
                                                                   -----------

            HEALTHCARE SERVICES AND PRODUCTS - 13.87%
   150,000  Beverly Enterprises, Inc. (a)                            1,800,000
   175,800  Guidant Corp.                                           12,901,962
   400,000  Province Healthcare Co. (a)                              9,232,000
    30,200  Sola International, Inc. (a)                               840,164
    88,128  TLC Vision Corp. (a)                                       827,522
   460,000  VISX, Inc. (a)                                          11,113,600
                                                                   -----------
                                                                    36,715,248
                                                                   -----------
            HOUSEWARES - 0.10%
   100,000  Oneida Ltd. (a)                                            260,000
                                                                   -----------

            INSURANCE - 0.40%
   559,600  GAINSCO, INC. (a)                                          895,360
   125,000  HHG Plc - Chess Depositary Interests (a)                   152,816
                                                                   -----------
                                                                     1,048,176
                                                                   -----------
            INTERNET SERVICES - 1.54%
   405,052  Internet Capital Group, Inc. (a)                         3,370,033
     4,000  SOFTBANK CORP.                                             173,755
    25,000  Symantec Corp. (a) (b)                                     550,250
                                                                   -----------
                                                                     4,094,038
                                                                   -----------
            IRON/STEEL - 3.12%
   100,000  International Steel Group, Inc. (a)                      4,175,000
    20,000  Mittal Steel Co. NV - Class A (a) (b)                      836,000
 1,051,415  Portman Ltd.                                             3,263,543
                                                                   -----------
                                                                     8,274,543
                                                                   -----------
            LEISURE TIME - 0.13%
     3,000  Carnival Corp.                                             163,140
     8,205  Skis Rossignol SA                                          192,116
                                                                   -----------
                                                                       355,256
                                                                   -----------

                               THE ARBITRAGE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS - 94.12% (Continued)                        VALUE
--------------------------------------------------------------------------------
            LODGING - 4.95%
   653,000  Caesars Entertainment, Inc. (a)                        $13,099,180
                                                                   -----------

            MACHINERY - 0.11%
     5,000  Rheinmetall AG                                             287,637
                                                                   -----------

            MEDIA - 6.21%
   275,000  Fox Entertainment Group, Inc. (a)                        9,157,500
   782,221  UnitedGlobalCom, Inc. (a)                                7,274,655
                                                                   -----------
                                                                    16,432,155
                                                                   -----------
            MINING - 0.76%
    35,000  Gold Fields Ltd. - Sponsored ADR                           422,800
    35,000  Harmony Gold Mining Co. Ltd. - Sponsored ADR               298,900
   215,000  WMC Resources Ltd.                                       1,296,450
                                                                   -----------
                                                                     2,018,150
                                                                   -----------
            OFFICE & BUSINESS EQUIPMENT - 2.36%
 3,341,020  Danka Business Systems, Plc - ADR (a)                    6,247,707
                                                                   -----------

            OIL AND GAS - 4.29%
   170,000  Magnum Hunter Resources, Inc. (a)                        2,844,100
   211,500  Patina Oil & Gas Corp.                                   8,514,990
                                                                   -----------
                                                                    11,359,090
                                                                   -----------
            OIL AND GAS SERVICES - 3.80%
   267,000  Varco International, Inc. (a)                           10,068,570
                                                                   -----------

            PHARMACEUTICALS - 2.63%
   147,500  Accredo Health, Inc. (a)                                 6,286,450
    22,500  Eon Labs, Inc. (a)                                         683,100
                                                                   -----------
                                                                     6,969,550
                                                                   -----------
            PIPELINES - 2.73%
   167,800  Kaneb Services LLC                                       7,228,824
                                                                   -----------

            RETAIL - 0.72%
    18,196  Aldeasa SA                                                 857,412
    30,000  May Department Stores Co. (b)                            1,035,300
                                                                   -----------
                                                                     1,892,712
                                                                   -----------
            SAVINGS AND LOANS - 0.60%
    46,701  Citizens First Financial Corp.                           1,556,077
                                                                   -----------

                               THE ARBITRAGE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS - 94.12% (Continued)                        VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTORS - 8.24%
   520,291  August Technology Corp. (a)                            $ 6,363,159
   496,322  DuPont Photomasks, Inc. (a)                             13,073,121
   125,600  Genus, Inc. (a)                                            278,832
   638,897  Mindspeed Technologies, Inc. (a)                         1,801,690
    25,000  Nanometrics, Inc. (a) (b)                                  310,500
                                                                   -----------
                                                                    21,827,302
                                                                   -----------
            SOFTWARE - 6.42%
    88,892  IMPAC Medical Systems, Inc. (a)                          2,108,518
   254,307  MAPICS, Inc. (a)                                         3,204,268
     1,100  NEC System Technologies Ltd.                                47,677
   788,486  Private Business, Inc. (a)                               1,774,094
    40,000  Retek, Inc. (a)                                            336,400
   518,557  SkillSoft Plc - ADR (a)                                  2,110,527
   245,981  Tecnomatix Technologies Ltd. (a)                         4,147,240
   135,000  VERITAS Software Corp. (a) (b)                           3,269,700
                                                                   -----------
                                                                    16,998,424
                                                                   -----------
            TELECOMMUNICATIONS - 8.42%
   275,000  MCI, Inc. (b)                                            6,256,250
   112,500  Nextel Communications, Inc. - Class A (a) (b)            3,310,875
   280,000  Time Warner Telecom, Inc. - Class A (a)                  1,128,400
   269,000  Western Wireless Corp. - Class A (a)                    10,571,700
   366,100  Wireless Matrix Corp. (a)                                  169,766
   316,545  Zhone Technologies, Inc. (a)                               851,506
                                                                 -----------
                                                                    22,288,497
                                                                   -----------
            TRANSPORTATION - 0.18%
    50,000  Amadeus Global Travel Distribution SA                      479,837
                                                                   -----------

            TOTAL COMMON STOCKS (Cost $237,189,086)               $249,225,512
                                                                   -----------


================================================================================
  SHARES    REAL ESTATE INVESTMENT TRUSTS - 1.31%                     VALUE
--------------------------------------------------------------------------------
   110,000  Summit Properties, Inc. (Cost $3,351,605)              $ 3,454,000
                                                                   -----------

                               THE ARBITRAGE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

================================================================================
  SHARES    EQUITY SWAPS - 6.73%                                      VALUE
--------------------------------------------------------------------------------
    10,000  Allied Domecq Plc                                      $   100,233
    50,000  British Vita Plc                                           327,850
    70,000  Corin Group Plc                                            399,700
    25,000  Cox Insurance Holdings Plc                                  39,477
    50,000  Danka Business Systems Plc (a)                              25,516
   508,621  ebookers Plc (a)                                         3,129,346
    15,000  Geest Plc                                                  184,723
   800,671  Kidde Plc                                                2,562,147
   145,000  London Stock Exchange Plc                                1,502,238
   124,919  Mersey Docks & Harbour Co.                               2,346,627
   500,000  MFI Furniture Group Plc                                  1,302,254
   150,000  Novar Plc                                                  552,435
   325,151  RMC Group Plc                                            5,351,985
                                                                   -----------
            TOTAL EQUITY SWAPS (Cost $17,069,515)                  $17,824,531
                                                                   -----------

================================================================================
  SHARES    WARRANTS - 0.01%                                          VALUE
--------------------------------------------------------------------------------
    41,600  Hyperspace Communications, Inc. (a)                    $    10,400
   170,000  Oragenics, Inc. (a)                                           --
                                                                   -----------

            TOTAL WARRANTS (Cost $16,774)                          $    10,400
                                                                   -----------

================================================================================
  SHARES    ESCROWED RIGHTS - 0.08%                                   VALUE
--------------------------------------------------------------------------------
    35,300  Hoenig Group, Inc. - contingent payment rights (a)     $        --
   275,000  Information Resources, Inc. - contingent value
              rights (a)                                               217,250
   247,200  PetroCorp, Inc. - escrow shares (a)                             --
                                                                   -----------

            TOTAL ESCROWED RIGHTS (Cost $370,506)                  $   217,250
                                                                   -----------

================================================================================
 CONTRACTS  CALL OPTION CONTRACTS - 0.09%                             VALUE
--------------------------------------------------------------------------------
            May Department Stores Co.,
     1,000    3/21/05 at $32.5                                     $   205,000
            Sprint Corp.,
     1,600    3/21/05 at $25                                            44,000
                                                                   -----------

            TOTAL CALL OPTION CONTRACTS (Cost $271,096)            $   249,000
                                                                   -----------

                               THE ARBITRAGE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

================================================================================
 CONTRACTS  PUT OPTION CONTRACTS - 0.01%                              VALUE
--------------------------------------------------------------------------------
            Exelon Corp.,
       100    4/18/05 at $40                                       $       750
            May Department Stores Co.,
       300    3/21/05 at $32.5                                           2,250
            Medco Health Solutions, Inc.,
       150    4/18/05 at $40                                             6,375
            Mittal Steel Co. NV - Class A,
       400    3/21/05 at $35                                            10,000
            Nextel Communications, Inc.,
     1,000    3/21/05 at $27.5                                           7,500
                                                                   -----------

            TOTAL PUT OPTION CONTRACTS (Cost $237,630)             $    26,875
                                                                   -----------

            TOTAL INVESTMENTS AT VALUE - 102.35%
              (Cost $258,506,212)                                 $271,007,568

            LIABILITIES IN EXCESS OF OTHER ASSETS - (2.35%)         (6,220,232)
                                                                   -----------

            NET ASSETS - 100.00%                                 $ 264,787,336
                                                                 =============


     (a)  Non-income producing security.
     (b)  Underlying security for a written/purchased call/put option.
    ADR   American Depository Receipt

 See accompanying notes to portfolio of investments.

                               THE ARBITRAGE FUND
                        SCHEDULE OF SECURITIES SOLD SHORT
                          FEBRUARY 28, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS - 26.99%                                    VALUE
--------------------------------------------------------------------------------
            BANKS - 1.35%
         9  Mitsubishi Tokyo Financial Group, Inc.                 $    82,332
    15,000  TD Banknorth, Inc. - when-issued (a)                       436,500
    74,500  Toronto-Dominion Bank (The)                              3,050,030
                                                                   -----------
                                                                     3,568,862
                                                                   -----------
            BEVERAGES - 0.09%
    36,700  Coca-Cola Amatil Ltd.                                      238,319
                                                                   -----------

            COSMETICS/PERSONAL CARE - 0.70%
    35,000  Procter & Gamble Co. (The) (b)                           1,858,150
                                                                   -----------

            ELECTRONICS - 0.04%
    18,000  NEC Corp.                                                  117,198
                                                                   -----------

            HEALTHCARE SERVICES AND PRODUCTS - 5.47%
   212,500  Advanced Medical Optics, Inc. (a)                        8,064,375
    45,000  Johnson & Johnson (b)                                    2,952,000
    86,447  LifePoint Hospitals, Inc. (a) (b)                        3,462,202
                                                                   -----------
                                                                    14,478,577
                                                                   -----------
            INTERNET SERVICES - 0.07%
        36  Yahoo! Japan Corp. (a)                                     181,234
                                                                   -----------

            LODGING - 3.56%
   143,800  Harrah's Entertainment, Inc.                             9,431,842
                                                                   -----------

            MEDIA - 3.57%
    76,694  Liberty Media International, Inc. (a) (b)                3,315,481
   369,100  News Corp. - Class A                                     6,141,824
                                                                   -----------
                                                                     9,457,305
                                                                   -----------
            OIL AND GAS - 2.46%
    31,000  Cimarex Energy Co. (a) (b)                               1,260,770
    77,700  Noble Energy, Inc.                                       5,255,628
                                                                   -----------
                                                                     6,516,398
                                                                   -----------
            OIL AND GAS SERVICES - 3.83%
   223,700  National-Oilwell, Inc. (a)                              10,142,558
                                                                   -----------

                               THE ARBITRAGE FUND
                  SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS - 26.99% (Continued)                        VALUE
--------------------------------------------------------------------------------
            PHARMACEUTICALS - 0.42%
    25,000  Medco Health Solutions, Inc. (a) (b)                   $ 1,110,500
                                                                   -----------

            RETAIL - 0.21%
    10,000  Federated Department Stores, Inc. (b)                      564,500
                                                                   -----------

            SEMICONDUCTORS - 0.67%
    15,100  Aixtron AG (a)                                              71,153
    92,747  Rudolph Technologies, Inc. (a) (b)                       1,700,980
                                                                   -----------
                                                                     1,772,133
                                                                   -----------
            TELECOMMUNICATIONS - 4.44%
   128,750  ALLTEL Corp. (b)                                         7,364,500
   300,000  Qwest Communications International, Inc. (a)             1,170,000
   136,300  Sprint Corp. (b)                                         3,227,584
                                                                   -----------
                                                                    11,762,084
                                                                   -----------

            TOTAL COMMON STOCKS (Proceeds $66,578,949)            $ 71,199,660
                                                                   -----------

================================================================================
  SHARES    PREFERRED STOCKS - 0.11%                                  VALUE
--------------------------------------------------------------------------------
     5,000  Rheinmetall AG (Proceeds $277,103)                     $   286,707
                                                                   -----------

================================================================================
  SHARES    EQUITY SWAPS - 0.07%                                      VALUE
--------------------------------------------------------------------------------
     3,000  Carnival Plc (Proceeds $177,745)                       $   172,909
                                                                   -----------

================================================================================
  SHARES    REAL ESTATE INVESTMENT TRUSTS - 0.72%                     VALUE
--------------------------------------------------------------------------------
    41,000  Camden Property Trust (Proceeds $1,927,636)            $ 1,902,400
                                                                   -----------

            TOTAL SECURITIES SOLD SHORT - 27.78%
             (Proceeds $68,684,330)                                $73,561,676
                                                                   ===========

     (a)  Non-income producing security.
     (b)  Underlying security for a written/purchased call/put option.

 See accompanying notes to portfolio of investments.

                               THE ARBITRAGE FUND
                        SCHEDULE OF OPEN OPTIONS WRITTEN
                          FEBRUARY 28, 2005 (UNAUDITED)

================================================================================
 CONTRACTS  WRITTEN CALL OPTIONS                                      VALUE
--------------------------------------------------------------------------------
            ALLTEL Corp.,
       150    3/21/05 at $55                                       $    35,625
            Cimarex Energy Corp.,
       500    3/21/05 at $35                                           282,500
            Exelon Corp.,
       100    4/18/05 at $45                                            12,500
            Federated Department Stores, Inc.,
       175    3/21/05 at $55                                            36,750
       450    3/21/05 at $60                                             9,000
            Johnson & Johnson,
       200    3/21/05 at $65                                            24,000
            Liberty Media International, Inc.,
       150    3/21/05 at $45                                             6,750
        25    4/18/05 at $40                                             9,750
       150    4/18/05 at $45                                            15,000
            Lifepoint Hospitals, Inc.,
       400    3/21/05 at $40                                            34,000
            May Department Stores Co.,
       500    3/21/05 at $35                                            16,250
            MCI, Inc.,
       900    3/21/05 at $22.5                                          58,500
            Medco Health Solutions, Inc.,
       350    3/21/05 at $40                                           159,250
       150    4/18/05 at $45                                            21,750
            Mittal Steel Co. NV - Class A,
       550    3/21/05 at $40                                           154,000
            Nanometrics, Inc.,
       500    3/21/05 at $12.5                                          18,750
            Nextel Communications, Inc. - Class A,
     1,600    3/21/05 at $30                                            32,000
            Procter & Gamble Co. (The),
       100    3/21/05 at $50                                            32,500
       220    3/21/05 at $55                                             3,850
            Rudolph Technologies, Inc.,
       250    3/21/05 at $15                                            85,000
       500    3/21/05 at $17.5                                          56,250

                               THE ARBITRAGE FUND
                  SCHEDULE OF OPEN OPTIONS WRITTEN (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

================================================================================
 CONTRACTS  WRITTEN CALL OPTIONS (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
            Symantec Corp.,
       550    3/21/05 at $22.5                                     $    28,875
            VERITAS Software Corp.,
       500    3/21/05 at $25                                            18,750
                                                                   -----------

            TOTAL WRITTEN CALL OPTIONS (Premiums
              Received $1,031,302)                                  $1,151,600
                                                                   -----------

================================================================================
 CONTRACTS  WRITTEN PUT OPTIONS                                       VALUE
--------------------------------------------------------------------------------
            MCI, Inc.,
       500    3/21/05 at $22.5                                     $    17,500
            Medco Health Solutions, Inc.,
       350    3/21/05 at $40                                             3,500
                                                                   -----------

            TOTAL WRITTEN PUT OPTIONS (Premiums Received $43,649)  $    21,000
                                                                   -----------

            TOTAL OPEN OPTIONS WRITTEN (Premiums Received
              $1,074,951)                                          $ 1,172,600
                                                                   ===========

 See accompanying notes to portfolio of investments.

THE ARBITRAGE FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

1.   SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions, that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   SHORT POSITIONS

The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Schedule of Securities Sold Short. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

THE ARBITRAGE FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

4.   OPTION TRANSACTIONS

The Fund may write (sell) covered call options to hedge portfolio investments. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

5.   EQUITY SWAP CONTRACTS

The Fund has entered into equity swap contracts. An equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. As of February 28, 2005, the Fund had long equity swap contracts outstanding of $17,824,531 and short equity swap contracts outstanding of $172,909.

6.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of February 28, 2005:

            Cost of portfolio investments          $ 204,452,710
                                                  ===============

            Gross unrealized appreciation          $  19,361,028
            Gross unrealized depreciation            (27,540,446)
                                                  ---------------

            Net unrealized depreciation            $  (8,179,418)
                                                  ===============


The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Arbitrage Funds
             ----------------------------------------------------------



By (Signature and Title)*      /s/ John S. Orrico
                           --------------------------------------------

                           John S. Orrico, President and Treasurer


Date     March 30, 2005
      ------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ John S. Orrico
                           --------------------------------------------

                           John S. Orrico, President and Treasurer

Date     March 30, 2005
      ------------------------------------








* Print the name and title of each signing officer under his or her signature.